Concession Financial and Sector Assets and Liabilities - Summary of Changes in Balances of Financial Assets and Liabilities (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [abstract]
Beginning balance	R$ (46)	R$ (407)	R$ 1,350
Additions	1,638	811
Net constitution of financial liabilities			(858)
Amortization	335	177	(597)
Others - R&D Reimbursement (2)	(115)
Payments from the Flag Tariff Centralizing Account	(794)	(586)	(341)
Transfer			(165)
Updating - Selic rate	62	(41)	204
Ending balance	R$ 1,080	R$ (46)	R$ (407)